Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2025
Organization and Principal Activities [Abstract]
Schedule of Subsidiaries

Details of the Company’s subsidiaries as of December 31, 2025 are as follows:

Company name	Date of Incorporation or acquisition	Place of incorporation or establishment	Ownership interest	Principal activities
Lion Financial Group Limited	June 16, 2015	British Virgin Islands	100%	Investment holding

Lion Wealth Management Limited	February 16, 2017	British Virgin Islands	100%	Investment holding

Lion Investment (Hong Kong) Limited (F/K/A Lion Foreign Exchange Limited)	May 20, 2016	Hong Kong	100%	Dormant

Lion Wealth Limited (“LWL”)	October 4, 2018	Hong Kong	100%	Marketing and support service

Lion Brokers Limited	March 30, 2017	Cayman Islands	100%	Broker dealer and market maker

Lion International Financial (Singapore) Pte. LTD.	July 26,2019	Singapore	100%	Dormant

Lion Group North America Corp. (F/K/A Proficient Alpha Acquisition Corp.)	June 16, 2020	Nevada, USA	100%	Dormant

Lion Workshop Ltd. (F/K/A Skyline Legend Ltd.)	April 26, 2021	British Virgin Islands	100%	Dormant

Lion NFT Limited	May 7, 2021	British Virgin Islands	100%	Investment and innovation in digital assets

Flying Lion Limited	June 17, 2021	Cayman Islands	70%	Investment and innovation in digital assets

Aquarius Sponsor Ltd.	April 12, 2021	British Virgin Islands	51%	Investment holding

Aquarius II Sponsor Ltd.	May 4, 2021	British Virgin Islands	51%	Investment holding

Aquarius I Acquisition Corp.	April 15, 2021	Cayman Islands	94%	Special purpose acquisition company

Aquarius II Acquisition Corp.	May 5, 2021	Cayman Islands	93%	Special purpose acquisition company

Lion Metaverse Limited	October 26, 2021	British Virgin Islands	50%	Technology development

Lion Global Markets Trading Limited	November 28, 2025	Cayman Islands	100%	Investment and innovation in digital assets